FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 6) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Assets	$ 2,238,647	$ 2,500,782
Liability	2,139,488	2,292,161
Financial Liabilities Derivative Contracts With Collateral Agreement Threshold Equal To Zero [Member]
Disclosure of financial assets [line items]
Liability	1,773,471	1,986,345
Financial Liabilities Derivative Contracts With Non-Zero Threshold Collateral Agreement [Member]
Disclosure of financial assets [line items]
Liability	316,840	238,450
Financial Liabilities Derivative Contracts Without Collateral Agreement [Member]
Disclosure of financial assets [line items]
Liability	49,177	67,366
Financial Assets Derivative Contracts With Collateral Agreement Threshold Equal To Zero
Disclosure of financial assets [line items]
Assets	1,898,220	2,134,917
Financial Assets Derivative Contracts With Non-Zero Threshold Collateral Agreement
Disclosure of financial assets [line items]
Assets	221,030	233,945
Financial Assets Derivative Contracts Without Collateral Agreement
Disclosure of financial assets [line items]
Assets	$ 119,397	$ 131,920